INTEREST IN GIBRALTAR JOINT VENTURE - Disclosure of joint venture financial information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Cash and equivalents	$ 236,767	$ 85,110	$ 53,198
Total current assets	337,227	157,198
Total current liabilities	103,477	78,484
Long-term debt	513,444	345,787
Provision for environmental rehabilitation	87,571	78,983
Revenues	433,278	343,267
Production costs	(202,886)	(224,241)
Depletion and amortization	(66,587)	(95,301)
Interest expense	(38,853)	(34,650)
Foreign exchange gain (loss)	(555)	4,092
Comprehensive income (loss) for joint arrangement	35,447	(22,677)
Gibraltar Joint Venture [Member]
Disclosure of joint ventures [line items]
Cash and equivalents	43,387	46,440
Other current assets	119,833	88,814
Total current assets	163,220	135,254
Non-current assets	959,828	927,211
Accounts payable and accrued liabilities	43,409	53,662
Other current financial liabilities	31,500	23,703
Total current liabilities	74,909	77,365
Long-term debt	21,343	40,178
Provision for environmental rehabilitation	108,916	97,432
Non-current liabilities	130,259	137,610
Revenues	578,736	458,305
Production costs	(271,364)	(298,988)
Depletion and amortization	(102,209)	(139,643)
Other operating expense	(4,349)	(4,529)
Interest expense	(4,379)	(5,689)
Interest income	40	82
Foreign exchange gain (loss)	(1,042)	348
Comprehensive income (loss) for joint arrangement	$ 195,433	$ 9,886